Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of ROU Assets and Liabilities Related to Lease and First Lease Amendment

As of December 31, 2019, the Company’s ROU assets and liabilities related to the Lease and the First Lease Amendment are as follows (in thousands):

ROU assets (included in other assets)	$221

Current portion of lease liabilities	$338
Total lease liabilities	$338

Schedule of Undiscounted Cash Flows for Operating Lease Liabilities Recorded in Balance Sheet

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded in the balance sheet as of December 31, 2019 (in thousands):

Total lease payments	$351
Present value adjustment	(13)
Total lease liabilities	$338

Schedule of Rent Expense	Rent expense was as follows (in thousands):
	Year Ended December 31,
	2019	2018	2017
Operating lease	$378	$378	$378
Short-term leases	68	27	—
Total	$446	$405	$378